Costs and Estimated Earnings - Schedule of Costs and Estimated Earnings (Details) (Sun & Sun Industries Inc [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Cost incurred	$ 3,812,150	$ 3,813,419	$ 9,088,635
Estimated earnings, thereon	870,068	44,529	1,065,294
Total	4,682,218	3,857,948	10,153,929
Less: Billings to date	4,251,074	4,111,436	10,039,661
Costs and estimated earnings receivable	$ 431,144	$ (253,488)	$ 114,268